Organization and Principal Activities (Details) $ / shares in Units, ¥ in Millions, Rp in Millions			1 Months Ended	3 Months Ended	12 Months Ended
		May 27, 2024 USD ($)	Apr. 30, 2024 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 EUR (€) shares	Aug. 31, 2024	Apr. 30, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $					$ 50,000
Share par value (in Dollars per share) | $ / shares					$ 0.00001
Ordinary share, shares authorized					5,000,000,000
Warrants issued					4,467,494
Exercise price (in Dollars per share) | $ / shares					$ 0.01
Weighted average number of ordinary shares outstanding, basic	[1]				362,554,988	360,000,000	360,000,000
weighted average number of ordinary shares outstanding, diluted	[1]				362,554,988	360,000,000	360,000,000
Consideration transferred			Rp 52,740	$ 1
Public Warrants [Member]
Organization and Principal Activities [Line Items]
Warrants issued					4,312,495
Exercise price (in Dollars per share) | $ / shares					$ 11.5
Private Warrant [Member]
Organization and Principal Activities [Line Items]
Exercise price (in Dollars per share) | $ / shares					$ 11.5
Board of Directors [Member]
Organization and Principal Activities [Line Items]
Ordinary share, shares authorized					1,000,000,000
Existing Shareholders [Member]
Organization and Principal Activities [Line Items]
Issued of common share					500,000,000
Share par value (in Dollars per share) | $ / shares					$ 0.0001
Recapitalization factor (in Dollars per share) | $ / shares					$ 0.72
Ordinary share, shares outstanding					500,000,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding, basic							500,000,000
weighted average number of ordinary shares outstanding, diluted						500,000,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Weighted average number of ordinary shares outstanding, basic							360,000,000
weighted average number of ordinary shares outstanding, diluted						360,000,000
Ordinary Share [Member]
Organization and Principal Activities [Line Items]
Share par value (in Dollars per share) | $ / shares					$ 0.00001
Ordinary Share [Member] | Existing Shareholders [Member]
Organization and Principal Activities [Line Items]
Issued of common share					500,000,000
Ordinary Share [Member] | Merger Transaction [Member]
Organization and Principal Activities [Line Items]
Share par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary share, shares authorized					5,000,000,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Issued of common share	[2]				319,108,190	312,720,720
Ordinary share, shares authorized	[2]				3,000,000,000	3,000,000,000
Ordinary share, shares outstanding	[2]				319,108,190	312,720,720
Class A Ordinary Shares [Member] | Existing Shareholders [Member]
Organization and Principal Activities [Line Items]
Issued of common share					312,720,720
Class A Ordinary Shares [Member] | Chenghe [Member]
Organization and Principal Activities [Line Items]
Issued of common share					6,387,470
Class A Ordinary Shares [Member] | Public Shareholders [Member]
Organization and Principal Activities [Line Items]
Ordinary share, shares outstanding					3,202,470
Class A Ordinary Shares [Member] | Underwriters [Member]
Organization and Principal Activities [Line Items]
Ordinary share, shares outstanding					310,000
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Issued of common share	[2]				47,279,280	47,279,280
Ordinary share, shares authorized	[2]				1,000,000,000	1,000,000,000
Ordinary share, shares outstanding	[2]				47,279,280	47,279,280
Class B Ordinary Shares [Member] | Existing Shareholders [Member]
Organization and Principal Activities [Line Items]
Issued of common share					47,279,280
Share par value (in Dollars per share) | $ / shares					$ 0.00001
Class B Ordinary Shares [Member] | Sponsor [Member]
Organization and Principal Activities [Line Items]
Ordinary share, shares outstanding					2,875,000
Previously Reported [Member]
Organization and Principal Activities [Line Items]
Share par value (in Dollars per share) | $ / shares					$ 0.0001
Yun Yuan (HK) Trading Co., Ltd (“Yun Yuan HK”) [Member]
Organization and Principal Activities [Line Items]
Equity interest							100.00%						100.00%
Cloud France [Member]
Organization and Principal Activities [Line Items]
Paid in capital | €							€ 50,000
Cloud Korea [Member]
Organization and Principal Activities [Line Items]
Paid in capital | ₩													₩ 38,000,000
Cloud Italy [Member]
Organization and Principal Activities [Line Items]
Paid in capital | €							€ 50,000
Singapore International [Member]
Organization and Principal Activities [Line Items]
Equity interest												100.00%
Cloud Singapore [Member]
Organization and Principal Activities [Line Items]
Equity interest					100.00%
Paid in capital | $												$ 1
PT Ezmart and PT Cloud [Member]
Organization and Principal Activities [Line Items]
Equity interest										99.00%	99.00%
Cloud Japan and Japan Biltech [Member]
Organization and Principal Activities [Line Items]
Equity interest									100.00%	100.00%	100.00%
Cloud Japan [Member]
Organization and Principal Activities [Line Items]
Paid in capital | ¥											¥ 305
Japan Biltech [Member]
Organization and Principal Activities [Line Items]
Paid in capital | ¥									¥ 5
Xingyun International [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $										$ 50,000
PT Cloud [Member]
Organization and Principal Activities [Line Items]
Equity interest					99.00%			1.00%
PT XY Jaya [Member]
Organization and Principal Activities [Line Items]
Equity interest					67.00%			32.00%
Hong Kong Xinyun Trading Limited [Member]
Organization and Principal Activities [Line Items]
Consideration transferred | $		$ 10,000
Polibeli [Member]
Organization and Principal Activities [Line Items]
Equity interest								100.00%
Public Warrants [Member]
Organization and Principal Activities [Line Items]
Warrants issued					4,312,495
Private Placement Warrants [Member]
Organization and Principal Activities [Line Items]
Warrants issued					154,999

[1]	Par value of ordinary shares and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)
[2]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)